Material accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Significant accounting estimates	MATERIAL ACCOUNTING POLICIES AND PRACTICES
The material accounting policies and practices adopted by the Company are described in each corresponding note, except those that refer to more than one note, described below. The accounting policies have been consistently applied for the comparative years presented and for the Company’s consolidated financial statements.
4.1Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which it held direct or indirect control. Control of a subsidiary is achieved when the Company is exposed, or has rights, to variable returns in such subsidiaries and has the power to influence the investee's operating and financial decisions.
The financial statements of the subsidiaries have been prepared using the same accounting policies as the Company.
All assets, liabilities, equity, income and expenses related to transactions between related parties are eliminated in full in the consolidation process.
4.2Impairment
An annual review for impairment indicators to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is set up by adjusting the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital for the cash-generating unit.
4.3Main accounting estimates
As disclosed in note 3, Management makes judgments that have a significant effect on the amounts recognized in the consolidated financial statements, namely:

Description	Note

Provision for losses with maintenance reserves	11
Impairment of property and equipment	16
Analysis of the recoverable value of goodwill and slots	18
Revenue from ticket breakage and loyalty programs	26
Provision for return of aircraft and engines	29.1.1
Provision for tax, civil and labor risks	29.1.2
The Company continually reviews the assumptions used in its accounting estimates. The effect of revisions on accounting estimates is recognized in the financial statements in the year in which such revisions are made.
4.4New relevant accounting standards, changes and interpretations effective 2024
The following accounting standards came into effect on January 1, 2024 and did not significantly impact on the Company's consolidated statements financial position or consolidated statements of operation.

Standard	Amendment

IAS 1	Classification of liabilities as current and non-current
IFRS 16	Lease liabilities in a sale and leaseback transaction
IAS 7	Reverse factoring
IFRS 7	Reverse factoring
4.5New relevant accounting standards, changes and interpretations effective from 2025
The following accounting standards will into force from January 1, 2025 and Management is analyzing the impacts on the Company's balance sheet or statement of operations.

Standard	Amendment

IAS 21	Lack of convertibility between currencies
IFRS 7	Classification and measurement of financial instruments
IFRS 9	Classification and measurement of financial instruments
IAS 28	Application of the equity method for the measurement of investments in subsidiaries
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Reduced disclosures for subsidiaries without public accountability
4.6Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the date the transactions take place. Monetary assets and liabilities designated in foreign currency are determined based on the exchange rate in effect on the balance sheet date, and any difference resulting from currency conversion is recorded under the heading “Foreign currency exchange, net” in the statements of operation.
The exchange rates to Brazilian reais are as follows:

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2024	2023	Variation	2022	Variation	2024	2023	Variation	2022	Variation

U.S. dollar	6.1923	4.8413	27.9%	5.2177	(7.2)%	5.8369	4.9553	17.8%	5.1655	(4.1)%
Euro	6.4363	5.3516	20.3%	5.5694	(3.9)%	6.2275	5.3325	16.8%	5.4420	(2.0)%